General Information	6 Months Ended
Jun. 30, 2023
General Information [Abstract]
General Information
1.
GENERAL INFORMATION

Apollomics Inc. ("Apollomics" or the "Company") is a clinical-stage biotechnology company focused on discovering and developing oncology therapies to address unmet medical needs. Since the Company’s founding in 2015, the Company has built a pipeline of nine drug candidates across 11 programs that focus on oncology, of which six drug candidates are in the clinical stage.

The Company was originally formed as CB Therapeutics Inc. as a result of a spin-off of Crown Bioscience International, which was completed on December 31, 2015. Prior to December 2015, Crown Bioscience International, through its subsidiaries, was the owner of certain patent rights relating to certain of these drug candidates. In order to focus on its core business, namely providing preclinical contract research organization services, and allow the drug discovery and development related business to be operated and financed separately, Crown Bioscience International spun off its Taiwan subsidiary, Crown Bioscience (Taiwan), and contributed it to the Company. As a result, we became the owner of these patent rights.

In addition to its U.S. headquarters, the Company also has locations in Australia (Apollomics (Australia) Pty Ltd, formed in November 2016), Hong Kong (Apollomics (Hong Kong) Limited, formed in June 2019) and China (Zhejiang Crownmab Biotech Co. Ltd. and Zhejiang Crown Bochuang Biopharma Co. Ltd., formed in May 2018 and May 2020, respectively). The Company’s headquarters and global drug development team is based in the United States (San Francisco Bay area), while its discovery and China drug development team is based in China (Hangzhou and Shanghai). The Company operates in both the United States and China, with its headquarters and its global drug development team in the San Francisco Bay Area and its discovery and China drug development team in Hangzhou and Shanghai, China.

On March 29, 2023 ( “Closing Date”), Apollomics consummated a business combination (the “Business Combination”) with Maxpro Capital Acquisition Corp. (“Maxpro”), a Delaware corporation and special purpose acquisition company, pursuant to the initial business combination agreement dated September 14, 2022 and subsequent amendment to the business combination agreement dated February 9, 2023 (the “Business Combination Agreement” or “BCA”). In connection with the closing of the Business Combination, Apollomics became a publicly traded company on the Nasdaq Capital Market (“Nasdaq”). The Company’s Class A ordinary shares and warrants are listed on Nasdaq under the trading symbols “APLM” and “APLMW,” respectively. Trading on the Nasdaq commenced on March 30, 2023.

Notwithstanding the foregoing, we believe our cash on hand, without regard to any such cash proceeds we may receive upon the exercise for cash of our warrants, is sufficient to meet our working capital and capital expenditure requirements for at least the next 12 months. While we have outstanding warrants, which may provide an additional source of cash upon exercise, for so long as the warrants remain “out-of-the money,” we do not expect warrant holders to exercise their warrants and, therefore, we do not expect to receive cash proceeds from any such exercise. If and to the extent we determine to raise additional capital in the future, there can be no assurance that such additional capital would be available on attractive terms, if at all.

The unaudited condensed consolidated financial statements are presented in U.S. dollars ("US$"). The Company's subsidiaries included in the unaudited condensed consolidated financial statements are listed below (the Company and its subsidiaries are collectively referred to herein as the “Group”). These unaudited condensed consolidated interim financial statements have been prepared based on the accounting policies which conform with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared under the assumption the Company operates on a going concern basis.

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/ establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs

Maxpro Capital Acquisition Corp.	Delaware, United States June 2, 2021	Former special purpose acquisition company

Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs

Apollomics (Hong Kong) Limited	Hong Kong, China June 24,2019	Investment holding

Zhejiang Crownmab Biotech Co., Ltd.	Hangzhou, China May 29, 2018	Investment holding and research and development of drugs

Zhejiang Crown Bochuang Biopharma Co., Ltd.	Hangzhou, China May 29, 2020	Research and development of drugs